BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-3706
Brandon.Cage@PacificLife.com
October 31, 2011
Attention: EDGAR Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-0506

Re:	Registration Statement for the Pacific Destinations O-Series Individual Flexible Premium Deferred Variable Annuity (File Number 333-175280) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 2 to the above referenced Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Destinations O-Series Individual Flexible Premium Deferred Variable Annuity Contract, which is funded by the Separate Account.
The purpose of this filing is to incorporate Staff comments, include financial information for PL&A and the Separate Account, and other exhibits.
If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.
Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage